Events after the reporting period (Details) - $ / shares	Feb. 10, 2021	Nov. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Share price		$ 8.91
Proposed Transaction
Disclosure of non-adjusting events after reporting period [line items]
Share price	$ 12.00